CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 503		$ (13,885,707)	$ (13,885,204)
Balance (in Shares) at Dec. 31, 2021	5,031,250
Accretion of Common Stock subject to Possible Redemption			(2,170,202)	(2,170,202)
Allocation of net income, as adjusted			11,045,567	11,045,567
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Accretion of Common Stock subject to Possible Redemption			(1,260,719)	(1,260,719)
Allocation of net income, as adjusted			192,371	192,371
Balance at Mar. 31, 2023	$ 503		(7,563,926)	(7,563,423)
Balance at Dec. 31, 2022	$ 503		(5,010,342)	(5,009,839)
Balance (in Shares) at Dec. 31, 2022	5,031,250
Excise taxes related to redemptions			(1,528,101)	(1,528,101)
Cancellation of admin fees		$ 120,000		120,000
Fair value of non-redemption agreement liability at issuance			(1,881,440)	(1,881,440)
Accretion of Common Stock subject to Possible Redemption		(120,000)	(3,888,446)	(4,008,446)
Allocation of net income, as adjusted			794,950	794,950
Balance at Dec. 31, 2023	$ 503		(11,513,379)	(11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250
Balance at Dec. 31, 2023	$ 503		(11,513,379)	(11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250
Balance at Dec. 31, 2023	$ 503		(11,513,379)	(11,512,876)
Balance (in Shares) at Dec. 31, 2023	5,031,250
Accretion of Common Stock subject to Possible Redemption			(592,577)	(592,577)
Allocation of net income, as adjusted			(88,577,417)	(88,577,417)
Balance at Mar. 31, 2024	$ 1,229	$ 97,162,370	$ (101,222,844)	$ (4,059,245)